DEBENTURES - RELATED PARTIES (Details B) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Convertible Debentures	$ 629,192	$ 574,078
Debt Discount, net of accretion	(98,310)	(76,492)	$ (149,678)
Convertible Debentures- related parties (See Note64)	53,088,200	49,758,600
Less: Current portion	(150,108)	574,078	$ 661,143
Total	380,774	497,586
Jan 2015 Debt [Member]
Convertible Debentures	55,000
Debt [Member]
Convertible Debentures	150,000	150,000
Less: Current portion		150,000
LOC Convertible Debenture [Member]
Convertible Debentures	$ 424,192	424,078
Less: Current portion		$ 424,078	$ 448,475